Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,113,377	$ 7,204,267
Investments carried under the equity method	225,732	230,307
Other current financial assets	190,486	188,886
Cash and cash equivalents (project companies)	452,129	448,301	$ 602,856			$ 600,990
Assets held for sale	29,136	28,642
Total assets	8,709,042	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,301,128	4,319,260
Grants and other liabilities	1,210,190	1,233,808
Long-term and short-term corporate debt	1,173,680	1,084,838		$ 7,600	€ 7
Other non-current liabilities	44,094	44,489
Total liabilities	7,170,220	7,125,524
Equity	1,538,822	1,588,809	$ 1,709,829			$ 1,789,047
Total liabilities and equity	8,709,042	8,714,333
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,729,867	5,798,818
Investments carried under the equity method	183,870	189,672
Other current financial assets	9,209	10,866
Cash and cash equivalents (project companies)	286,002	299,987
Assets held for sale	0	0
Total assets	6,208,948	6,299,343
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,270,473	3,280,618
Grants and other liabilities	1,161,838	1,185,487
Total liabilities	4,432,311	4,466,105
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	446,626	460,766
Investments carried under the equity method	0	0
Other current financial assets	108,167	103,907
Cash and cash equivalents (project companies)	25,617	35,098
Assets held for sale	29,136	28,642
Total assets	609,546	628,413
Liabilities allocated [Abstract]
Long-term and short-term project debt	392,364	401,460
Grants and other liabilities	32,630	32,916
Total liabilities	424,994	434,376
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	771,363	777,360
Investments carried under the equity method	0	0
Other current financial assets	30,950	30,746
Cash and cash equivalents (project companies)	67,893	58,004
Assets held for sale	0	0
Total assets	870,206	866,110
Liabilities allocated [Abstract]
Long-term and short-term project debt	566,387	560,906
Grants and other liabilities	13,226	12,884
Total liabilities	579,613	573,790
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	165,521	167,323
Investments carried under the equity method	41,862	40,635
Other current financial assets	42,160	43,367
Cash and cash equivalents (project companies)	24,831	21,887
Assets held for sale	0	0
Total assets	274,374	273,212
Liabilities allocated [Abstract]
Long-term and short-term project debt	71,904	76,276
Grants and other liabilities	2,497	2,521
Total liabilities	74,401	78,797
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,113,377	7,204,267
Investments carried under the equity method	225,732	230,307
Other current financial assets	190,486	188,886
Cash and cash equivalents (project companies)	404,343	414,976
Assets held for sale	29,136	28,642
Total assets	7,963,074	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,301,128	4,319,260
Grants and other liabilities	1,210,190	1,233,808
Total liabilities	5,511,318	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	333,300	297,577
Other current assets (including cash and cash equivalents at holding company level)	412,668	349,678
Total assets	745,968	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,173,680	1,084,838
Other non-current liabilities	293,098	301,245
Other current liabilities	192,124	186,373
Total liabilities	1,658,902	1,572,456
Equity	1,538,822	1,588,809
Total liabilities and equity	$ 3,197,724	$ 3,161,265